LOANS PAYABLE (Details Narrative) - USD ($)					6 Months Ended
	Feb. 19, 2024	Jan. 31, 2024	Oct. 30, 2023	Oct. 27, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Face Amount					$ 2,730,156		$ 2,730,156
Interest expense					57,288
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-Term Debt, Gross					2,965,637
Nonrelated Party [Member] | Loan Agreement One [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Face Amount				$ 262,500
Debt Instrument, Interest Rate, Stated Percentage				4.50%
Debt Instrument, Maturity Date				Oct. 27, 2028
Long-Term Debt, Gross					266,115
Interest Payable, Current					3,615
Nonrelated Party [Member] | Loan Agreement Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Face Amount			$ 3,000,000
Debt Instrument, Interest Rate, Stated Percentage			4.50%
Debt Instrument, Maturity Date			Oct. 30, 2028
Long-Term Debt, Gross					100,000
Repayments of Debt	$ 2,900,000
Nonrelated Party [Member] | Loan Agreement Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Face Amount		$ 100,000
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Debt Instrument, Maturity Date		Jan. 29, 2029
Long-Term Debt, Gross					$ 100,000